Commercial Aerospace Industry Assets and Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Other Commitments [Abstract]
Commercial Aerospace Industry Assets and Commitments Table [Text Block]
The following is the expected maturity of commercial aerospace industry assets and commitments as of December 31, 2015:

(dollars in millions)	Committed	2016	2017	2018	2019	2020	Thereafter
Notes and leases receivable	$566	$97	$102	$26	$40	$34	$267
Commercial aerospace financing commitments	$2,608	$410	$405	$534	$381	$178	$700
Other commercial aerospace commitments	11,985	821	929	896	743	728	7,868
Collaboration partners' share	(4,093)	(344)	(381)	(462)	(302)	(193)	(2,411)
Total commercial commitments	$10,500	$887	$953	$968	$822	$713	$6,157